Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Other Information Related to Operating Leases

Year ended December 31 (millions of dollars)	2019
Lease expense	10
Lease payments made	8

December 31	2019
Weighted-average remaining lease term[1] (years)	8
Weighted-average discount rate	2.7%
[1] Includes renewal options that are reasonably certain to be exercised.

Schedule of Future Minimum Operating Lease Payments After Adoption
At December 31, 2019, future minimum operating lease payments were as follows:

December 31 (millions of dollars)	2019
2020	12
2021	12
2022	11
2023	10
2024	9
Thereafter	33
Total undiscounted minimum lease payments[1]	87
Less: discounting minimum lease payments to present value	(9)
Total discounted minimum lease payments	78
[1] Excludes committed amounts of $6 million for leases that have not yet commenced.

Schedule of Future Minimum Operating Lease Payments Before Adoption
At December 31, 2018, future minimum operating lease payments were as follows:

December 31 (millions of dollars)	2018
2019	7
2020	11
2021	4
2022	1
2023	1
Thereafter	4
Total undiscounted minimum lease payments	28

Schedule of Supplementary Balance Sheet Information
Hydro One presents its ROU assets and lease obligations on the Consolidated Balance Sheet as follows:

December 31 (millions of dollars)	2019
Other long-term assets (Note 13)	75
Accounts payable and other current liabilities (Note 14)	9
Other long-term liabilities (Note 15)	69